Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders' Equity
Note 26 - Stockholders' Equity

As of December 31, 2024, our shares were listed on the NYSE. In October 2024, at a Special General Meeting of the Company, a resolution was passed to approve the delisting of the Company's common shares from the OSE, and to authorize the Board of Directors to take the necessary steps to implement the delisting, including filing an application with the OSE. The Company filed the delisting application with the OSE on October 2, 2024 which was approved by the OSE on November 1, 2024. The last day of trading of the Company's common shares on the OSE was December 30, 2024.

Authorized share capital

(number of shares of $0.10 each)	2024	2023
Authorized shares: Balance at the start of the year	315,000,000	255,000,000
Increases:
February 23,2023	—	60,000,000
Authorized shares: Balance at the end of the year	315,000,000	315,000,000

Issued Share Capital

(number of shares of $0.10 each)	2024	2023
Issued : Balance at the start of the year	264,080,391	229,263,598
Shares issued (1)	—	8,816,793
Share issued and subsequently repurchased (2)	—	26,000,000
Issued shares: Balance at the end of the year(3)	264,080,391	264,080,391

Outstanding Share Capital

(number of shares of $0.10 each)	2024	2023
Issued shares	264,080,391	264,080,391
Treasury shares	19,153,570	11,498,355
Outstanding shares	244,926,821	252,582,036

(1) No shares were issued for the years ended December 31, 2024, details of shares issued in December 31, 2023 are as follows:

Date of Issue	Type of Listing	Exchange	Shares Issued	Price per Share ($)	Gross Proceeds ($ millions)
October 24, 2023	Private placement	Oslo	7,522,838	6.65	50.1
Various (ATM Sales) (4)	US public offering	NYSE	1,293,955	7.53	9.7
			8,816,793		59.8

(2) During the year ended December 31, 2023, the Company issued 15.0 million shares, 10.0 million shares and 1.0 million of shares, of par value $0.10 each on January 31, 2023, February 24, 2023 and August 16, 2023 respectively, which were subsequently repurchased into treasury.

(3) As of December 31, 2024, our shares were listed on the NYSE. As at December 31, 2023, our shares were listed on the OSE and NYSE.
(4) In July 2021, the Company entered into an Equity Distribution Agreement with Clarksons for the offer and sale of up to $40.0 million of common shares of the Company through an ATM program. During the year ended December 31, 2023, the Company issued 1,293,955 shares raising gross proceeds of $9.7 million and net proceeds of $9.6 million, with compensation paid by the Company to Clarksons of $0.1 million.

Treasury Shares

(number of shares of $0.10 each)	2024	2023
Treasury shares : Balance at the start of the year	11,498,355	315,511
Share issued and subsequently repurchased	—	26,000,000
Shares bought back (1)	5,086,786	125,000
Shares returned / (lent) under the Share Lending Agreement (2)	3,582,581	(14,443,270)
Shares issued on exercise of share options(3)	(901,372)	(410,302)
Shares issued as compensation (4)	(112,780)	(88,584)
Treasury shares : Balance at the end of the year	19,153,570	11,498,355

(1) On December 8, 2023 the board approved a share repurchase program for the Company’s shares, to be purchased in the open market and limited to a total amount of $100 million. On November 6, 2024 the board authorized the commitment to repurchase $20 million of shares under this plan before December 31, 2024. In November we acquired 2,466,281 shares on both NYSE and OSE for an aggregate price of $10.0 million and in December 2024, we acquired a further 2,620,505 shares on the NYSE and OSE at an aggregate price of $9.9 million. In December 2023, we acquired an aggregate of 125,000 shares on the NYSE at an aggregate price of $0.8 million.

(2) As of December 31, 2024, the Company had loaned 10,860,689 shares (December 31, 2023: 14,443,270 shares) to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the OSE (see "Share Lending Agreement").

(3) The Company issued 1.0 million shares of par value $0.10 each on August 16, 2023, which were subsequently repurchased into treasury to be used solely for issuances in connection with the exercise of share options under the Company’s existing share option program. The Company has issued 589,698 and 410,302 of these treasury shares in the years ended December 31, 2024 and 2023, respectfully, in connection with our Borr Scheme (see Note 22 - Share Based Compensation) following the exercise of a similar number of share options. During the year ended December 31, 2024 a further 311,674 shares were issued from Treasury shares which had been bought back between 2018 and 2023. The book value of the shares bought back to settle share options was $7.4 million, we received exercise proceeds of $0.7 million and the fair value of the these share options issued was $0.2 million which was recognized in "General and administrative expenses" and "Rig operating and maintenance expenses" in the Consolidated Statements of Operation (see Note 22 - Share Based Compensation as it relates to the 2021 and 2022 stock option plans). We recognized the loss on issuance of these treasury shares of $6.5 million as a reduction in "Additional Paid in Capital" in the Consolidated Balance Sheets as at December 31, 2024.

(4) During the years ended December 31, 2024 and December 31, 2023, the Company issued 112,780 and 88,584 common shares in relation to Director compensation. The value on the date of issuance of $0.7 million and $0.5 million, respectively, has been recognized in "General and Administrative expenses" in the Consolidated Statements of Operations (see Note 22 - Share Based Compensation as it relates to the 2024 and 2023 issuance of common shares in settlement of RSUs). The book value of the treasury shares issued was $0.6 million and $2.8 million respectively, as these shares had been bought back in 2023 and 2018. The gain on issuance of the treasury shares of $0.1 million for the year ended December 31, 2024 and the loss on issuance of the treasury shares of $2.4 million for the year ended December 31, 2023 has been recognized as an increase/reduction in "Additional Paid in Capital" in the Consolidated Balance Sheets as at December 31, 2024 and December 31, 2023.

Share Lending Agreement

In connection with the $250.0 million Convertible Bonds (see Note 19 - Debt), in January 2023, the Company entered into a SLFA with DNB Markets ("DNB") and Drew Holdings Limited ("Drew") with the intention of making up to 25.0 million common shares ("Issuer Lending Shares") available to lend to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the OSE. The SLFA contains a provision that the Issuer Lending Shares be available only for trading on the OSE. At the date of the execution of the SLFA, the Company did not have a sufficient number of common shares available for trading on the OSE and therefore began the process of issuing new shares and making them available for trading on the OSE by way of a listing prospectus (the “Prospectus Event”).

The Company and Drew, a shareholder of the Company, separately entered into a Share Loan Agreement (“SLA”) in which Drew would make up to 15.0 million of its shares available to DNB (“Drew Shares”) until the Prospectus Event. During this period, the Company would lend to Drew 15.0 million of its shares that were not yet available for trading on the OSE. On April 19, 2023, Drew returned such shares back to Borr. In addition, DNB borrowed an equivalent amount of Drew Shares from Borr to redeliver these shares back to Drew (the “Settlement”). Upon the Settlement, Drew ceased to be a party to the SLA.

The "Loan Period" of the SLFA is defined as the earlier of (a) the date the SLFA is terminated (b) any date the convertible bonds are either redeemed or converted into the Company’s shares in full and (c) the maturity date of the convertible bond in 2028. At the expiration of the Loan Period, DNB must return all of the Issuer Lending Shares back to Borr. During the Loan Period, if an investor returns any lending share to DNB, DNB shall return such lending shares back to the Company immediately. The Company receives no proceeds from lending out the Issuer Lending Shares to DNB. DNB charges each investor a lending fee of a maximum of 0.5% per annum in which for the first six months from the date of the SLFA, the Company agreed to Compensate DNB so that the lending fee DNB receives in total is 1.0% per annum. There are no dividends paid to DNB as a result of lending out the Issuer Lending Shares.

At issuance, the share lending agreement was accounted for under ASC 470-20 as a "Deferred Finance Charge" of the $250.0 million Convertible Bonds, with an offset to "Additional Paid in Capital" in the Consolidated Balance Sheets. The share lending agreement was measured at a fair value in accordance with ASC 820 at inception and the Company recognized $12.4 million accordingly.

Under the terms of the SLA, the Company incurs fees payable to Drew which are calculated based on the market-based value of the borrowed shares by DNB from Drew at the interest rate of the New Convertible Bonds. During the year ended December 31, 2023 fees of $1.0 million were incurred (see Note 25 - Related Party Transactions).

As noted above, upon approval of Company's delisting application by the OSE, the last trading day of the Company's common shares on the OSE was December 30, 2024. Prior to the delisting, the Company sought consent from the bondholders of the unsecured convertible bond due in 2028 to amend the bond terms so that effective from the delisting date, the bond become convertible into shares listed on the NYSE (in lieu of shares listed on the OSE) (see Note 19 - Debt). In addition the Company sought consent from the bondholder to amend the terms of the SLFA so that no new or additional share loans be made available under the SLFA and that the aggregate number of shares available to be loaned under the SLFA be reduced to the number of shares on loan as at the delisting date.

As of December 31, 2024 and December 31, 2023, the Company had loaned 10,860,689 and 14,443,270 shares, respectfully to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities.

As of December 31, 2024, the unamortized amount of the issuance costs associated with the SLFA was $2.5 million ($2.5 million as at December 31, 2023) included in "Short-term debt" and $5.2 million ($7.6 million as at December 31, 2023) included in "Long-term debt" in our Consolidated Balance Sheets. During the year ended December 31, 2024 and December 31, 2023 $2.5 million and $2.3 million of amortization of issuance costs associated with the SLFA was recognized in "Interest expense" in the Consolidated Statements of Operations.

Contributed Surplus

On December 22, 2023, at a Special General Meeting, pursuant to the Bermuda Companies Act, the Company's shareholders approved a reduction of the Share Premium (Additional Paid in Capital "APIC") account of the Company from $2,290,578,712 to $290,578,712 by the transfer of $2,000,000,000 of the Share Premium (APIC) to the Company’s Contributed Surplus account, with effect from December 22, 2023. The Contributed Surplus account, as defined by Bermuda law, consists of amounts previously recorded as Share Premium (APIC).
Cash Distributions

During the years ended December 31, 2024 and December 31, 2023, the Company declared the following cash distributions from the Company's contributed surplus account.

Date of Cash Distribution Declaration	Date of Payment to Shareholder (1)	Cash Distribution per Share ($)	Total Cash Distributions ($ millions)
December 22, 2023	January 22, 2024	0.05	11.9
February 22, 2024	March 18, 2024	0.05	11.9
May 22, 2024	June 17, 2024	0.10	23.9
August 14, 2024	September 6, 2024	0.10	23.9
November 6, 2024	December 16, 2024	0.02	4.7
Total		0.32	76.3
(1) Date on or around payment to shareholders.
No cash distributions were declared for the year ended December 31, 2022.